Prepaid expenses and deposits (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current:
Prepaid insurance and deposits	968	1,076
Prepaid lease payments	537	880
Prepaid interest	748	196
Prepaid expenses and deposits	2,253	2,152
Long term:
Prepaid lease payments (note 11(a))	1,953	1,274